Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill [abstract]
Schedule of goodwill impairment loss
(in millions of euros)	2017	2016	2015
Luxembourg	(19)	-	-
Poland	-	(507)	-
Democratic Republic of the Congo	(1)	(95)	-
Cameroon	-	(90)	-
Egypt	-	(80)	-
Total of impairment of goodwill	(20)	(772)	-

Schedule of goodwill

	December 31, 2017			December 31, 2016	December 31, 2015
(in millions of euros)	Gross value	Accumulated impairment losses	Net book value	Net book value	Net book value
France	14,377	(13)	14,364	14,364	14,364
Europe	13,591	(3,999)	9,591	9,572	10,108
Spain	6,933	(114)	6,818	6,818	6,818
Poland	2,883	(2,639)	245	232	769
Belgium	1,011	(713)	298	293	293
Romania	1,806	(515)	1,291	1,291	1,291
Slovakia	806	-	806	806	806
Moldova	83	-	83	63	62
Luxembourg	68	(19)	50	68	68
Africa & Middle-East	2,549	(920)	1,629	1,709	1,117
Egypt	521	(521)	-	-	92
Burkina Faso	448	-	448	439	-
Côte d’Ivoire	417	(42)	375	375	375
Jordan	261	(52)	210	239	232
Morocco	246	-	246	258	240
Sierra Leone	181	-	181	220	-
Democratic Republic of the Congo	187	(187)	-	-	-
Cameroon	134	(90)	44	44	134
Other	154	(28)	125	134	44
Enterprise	2,140	(648)	1,493	1,497	1,468
International Carriers & Shared Services	30	(12)	18	15	15
Goodwill	32,687	(5,592)	27,095	27,156	27,071

(in millions of euros)	Note	2017	2016	2015
Gross Value in the opening balance		32,689	32,606	30,271
Acquisitions	3	38	904	2,333
Disposals	3	-	(6)	(69)
Translation adjustment		(40)	(815)	73
Reclassifications and other items		-	(0)	(2)
Reclassification to assets held for sale		-	-	-
Gross Value in the closing balance		32,687	32,689	32,606
Accumulated impairment losses in the opening balance		(5,533)	(5,535)	(5,487)
Impairment	7.1	(20)	(772)	-
Disposals		-	-	-
Translation adjustment		(39)	774	(48)
Reclassifications and other items		-	-	-
Reclassification to assets held for sale		-	-	-
Accumulated impairment losses in the closing balance		(5,592)	(5,533)	(5,535)
Net book value of goodwill		27,095	27,156	27,071

Schedule of the parameters used for the determination of recoverable amounts

December 31, 2017	France	Spain	Poland	Belgium	Romania	Egypt	Enterprise

Basis of recoverable amount	Value in use
Source used	Internal plan
Methodology	Discounted cash flow
Perpetuity growth rate	0.8%	1.5%	1.0%	0.5%	2.3%	4.0%	0.3%
Post-tax discount rate	5.5%(1)	8.6%	8.3%	6.8%	8.8%	17.0% - 13.50%	7.5%
Pre-tax discount rate	7.4%	10.8%	9.7%	9.0%	9.9%	19.5% - 16.0%	10.7%

December 31, 2016
Basis of recoverable amount	Value in use
Source used	Internal plan
Methodology	Discounted cash flow
Perpetuity growth rate	0.8%	1.5%	1.0%	0.5%	2.3%	4.0%	0.3%
Post-tax discount rate	6.3%(2)	7.8%	9.3%	6.8%	9.3%	16.5% - 13.0%	7.8%
Pre-tax discount rate	9.1%	9.7%	10.3%	9.6%	10.5%	18.3% - 14.8%	12.1%

December 31, 2015
Basis of recoverable amount	Value in use
Source used	Internal plan
Methodology	Discounted cash flow
Perpetuity growth rate	0.8%	1.5%	1.0%	0.5%	2.3%	4.0%	0.3%
Post-tax discount rate	6.5%	8.0%	8.5%	7.0%	9.0%	16.5% - 13.0%	7.8%
Pre-tax discount rate	9.5%	10.0%	9.9%	10.4%	10.2%	18.6% - 15.1%	12.0%

(1) The after-tax discount rate for France includes a corporate tax reduction of 28.92% by 2020 but it does not include the corporate tax reduction of 25% by 2022 voted in the 2018 Finance law at the end of December 2017.

(2) The after-tax discount rate for France does not include the corporate tax reduction of 28.92% by 2020 voted in the 2017 Finance law at the end of December 2016.

Schedule of the sensitivity of recoverable amounts

December 31, 2017
(in billions of euros)	France	Spain	Poland	Belgium	Romania	Egypt	Enterprise
100% margin of the recoverable amount over the carrying value tested	27.5 (1)	3.9	0.9	0.8	0.1	0.1	5.5 (2)
100% effect on the recoverable amount of:
a variation of 10% in cash flow of terminal year	5.5	1.2	0.5	0.2	0.2	0.1	0.6
a decrease by 1% in perpetuity growth rate	10.4	1.6	0.6	0.3	0.3	0.1	0.8
an increase by 1% in post-tax discount rate	11.4	2.0	0.6	0.3	0.3	0.1	1.0

December 31, 2016
(in billions of euros)	France	Spain	Poland	Belgium	Romania	Egypt	Enterprise
100% margin of the recoverable amount over the carrying value tested	16.2	3.8	0.0	0.8	0.0	0.0	3.5
100% effect on the recoverable amount of:
a variation of 10% in cash flow of terminal year	4.1	1.2	0.4	0.2	0.2	0.1	0.3
a decrease by 1% in perpetuity growth rate	7.0	1.9	0.3	0.3	0.2	0.1	0.4
an increase by 1% in post-tax discount rate	7.9	2.2	0.4	0.3	0.3	0.1	0.5

December 31, 2015
(in billions of euros)	France	Spain	Poland	Belgium	Romania	Egypt	Enterprise
100% margin of the recoverable amount over the carrying value tested	16.1	2.3	0.0	0.4	0.1	0.2	3.5
100% effect on the recoverable amount of:
a variation of 10% in cash flow of terminal year	3.9	1.1	0.5	0.2	0.2	0.2	0.3
a decrease by 1% in perpetuity growth rate	6.4	1.7	0.4	0.2	0.3	0.2	0.4
an increase by 1% in post-tax discount rate	7.2	2.0	0.6	0.3	0.3	0.2	0.5

(1) In 2017, the increased margin of France recoverable amount mainly results from the decrease of the post-tax discount rate and the corporate tax reduction of 28.92% by 2020 voted in the 2017 Finance law at the end of December 2016.

(2) In 2017, the increased margin of Enterprise recoverable amount includes the transfer of Enterprise in France activity. The margins of 2016 and 2015 have not been restated.